PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details) $ / shares in Units, $ in Millions							12 Months Ended			78 Months Ended
	Dec. 31, 2022 shares	Dec. 13, 2022 shares	Dec. 16, 2021 shares beneficiary $ / shares	May 07, 2021 shares beneficiary $ / shares	Dec. 14, 2020 shares beneficiary $ / shares	Dec. 16, 2019 shares beneficiary $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)										7,286,296
Number of shares outstanding (in shares)	6,530,646						6,530,646			6,530,646
Number of shares forfeited (in shares)	557,528
Number of shares exited (in shares)	198,122
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares										$ 14.89
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares										$ 32.66
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)							866,000	1,079,250	1,391,284
Fair value price per granted share (USD per share) | $ / shares							$ 27.61	$ 32.62	$ 21.15
Number of shares outstanding (in shares)	2,837,150						2,837,150	2,094,950	1,391,284	2,837,150	0
Number of shares forfeited (in shares)							106,506	59,885	0
Number of shares exited (in shares)							17,294	315,699	0
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense | $							$ 38	$ 35	$ 30
Grant date December 13, 2022, Maturity due December 2025 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		866,000
Number of beneficiaries | beneficiary			802
Fair value price per granted share (USD per share) | $ / shares			$ 27.61
Number of shares outstanding (in shares)	866,000						866,000			866,000
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 13, 2022, Maturity due January 2026 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		644,800
Number of beneficiaries | beneficiary			242
Fair value price per granted share (USD per share) | $ / shares			$ 23.64
Number of shares outstanding (in shares)	644,800						644,800			644,800
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 13, 2022, Maturity due January 2026 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)		141,564
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 22.47
Number of shares outstanding (in shares)	141,564						141,564			141,564
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 16, 2021, Maturity due December 2024 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			729,250
Number of beneficiaries | beneficiary			658
Fair value price per granted share (USD per share) | $ / shares			$ 32.66
Number of shares outstanding (in shares)	700,650						700,650			700,650
Number of shares forfeited (in shares)	27,347
Number of shares exited (in shares)	1,253
Grant date December 16, 2021, Maturity Due January 2025 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			575,400
Number of beneficiaries | beneficiary			244
Fair value price per granted share (USD per share) | $ / shares			$ 28.29
Number of shares outstanding (in shares)	559,800						559,800			559,800
Number of shares forfeited (in shares)	15,600
Number of shares exited (in shares)	0
Grant date December 16, 2021, Maturity Due January 2025 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)			109,143
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 27.20
Number of shares outstanding (in shares)	109,143						109,143			109,143
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant Date May 7, 2021, Maturity Due May 2023 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)				350,000
Number of beneficiaries | beneficiary				189
Fair value price per granted share (USD per share) | $ / shares				$ 32.55
Number of shares outstanding (in shares)	309,000						309,000			309,000
Number of shares forfeited (in shares)	33,282
Number of shares exited (in shares)	7,718
Grant date December 14, 2020, Maturity due December 2023 | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					1,074,600
Number of beneficiaries | beneficiary					656
Fair value price per granted share (USD per share) | $ / shares					$ 21.15
Number of shares outstanding (in shares)	961,500						961,500			961,500
Number of shares forfeited (in shares)	99,699
Number of shares exited (in shares)	13,401
Grant date December 14, 2020, Maturity due January 1, 2024 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					714,250
Number of beneficiaries | beneficiary					235
Fair value price per granted share (USD per share) | $ / shares					$ 19.74
Number of shares outstanding (in shares)	635,850						635,850			635,850
Number of shares forfeited (in shares)	78,400
Number of shares exited (in shares)	0
Grant date December 14, 2020, Maturity due January 1, 2024 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)					148,422
Number of beneficiaries | beneficiary					2
Fair value price per granted share (USD per share) | $ / shares					$ 18.19
Number of shares outstanding (in shares)	148,422						148,422			148,422
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0
Grant date December 16, 2019, Maturity due January 1, 2023 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						1,760,350
Number of beneficiaries | beneficiary						517
Fair value price per granted share (USD per share) | $ / shares						$ 18.57
Number of shares outstanding (in shares)	1,281,400						1,281,400			1,281,400
Number of shares forfeited (in shares)	303,200
Number of shares exited (in shares)	175,750
Grant date December 16, 2019, Maturity due January 1, 2023 | Executive Office
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)						172,517
Number of beneficiaries | beneficiary						2
Fair value price per granted share (USD per share) | $ / shares						$ 14.89
Number of shares outstanding (in shares)	172,517						172,517			172,517
Number of shares forfeited (in shares)	0
Number of shares exited (in shares)	0